UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08611

Legg Mason Charles Street Trust, Inc.

Name of Fund:

100 Light Street

Baltimore, MD 21202

Fund Address:

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1 – Schedule of Investments

Quarterly Report to Shareholders      1

Portfolio of Investments

Batterymarch U.S. Small Capitalization Equity Portfolio

March 31, 2009 (Unaudited)

	Shares	Value
Common Stocks and Equity Interests — 99.5%

Consumer Discretionary — 14.3%

Diversified Consumer Services — 0.4%
Lincoln Educational Services	14,900	$272,968	A
Steiner Leisure Ltd.	13,938	340,227	A

		613,195

Hotels, Restaurants and Leisure — 3.3%
Bally Technologies Inc., Class A	15,800	291,036	A
CEC Entertainment Inc.	27,400	709,112	A
CKE Restaurants Inc.	33,020	277,368
Jack in the Box Inc.	49,000	1,141,210	A
Panera Bread Co.	15,120	845,208	A
WMS Industries Inc.	61,330	1,282,410	A

		4,546,344

Internet and Catalog Retail — 1.2%
PetMed Express Inc.	31,740	523,075	A
Priceline.com Inc.	14,930	1,176,186	A

		1,699,261

Media — 0.8%
Marvel Entertainment Inc.	38,400	1,019,520	A
Media General Inc.	17,290	33,197

		1,052,717

Multiline Retail — 1.2%
Big Lots Inc.	81,900	1,701,882	A

Specialty Retail — 3.8%
Aeropostale Inc.	55,340	1,469,830	A
Gymboree Corp.	11,200	239,120	A
Rent-A-Center Inc.	58,450	1,132,177	A
The Buckle Inc.	26,925	859,715
The Finish Line Inc.	81,200	537,544
Tractor Supply Co.	30,540	1,101,272	A

		5,339,658

Textiles, Apparel and Luxury Goods — 3.6%
Carter’s Inc.	53,130	999,375	A
FGX International Holdings Ltd.	18,650	216,713	A
Fossil Inc.	39,200	615,440	A
Oxford Industries Inc.	78,510	484,407
Steven Madden Ltd.	37,250	699,555	A
True Religion Apparel Inc.	32,550	384,415	A
UniFirst Corp.	27,940	777,850
Wolverine World Wide Inc.	50,360	784,609

		4,962,364

	Shares	Value
Common Stocks and Equity Interests — Continued

Consumer Staples — 2.5%

Food and Staples Retailing — 0.5%
United Natural Foods Inc.	36,410	$690,698	A

Food Products — 1.4%
Fresh Del Monte Produce Inc.	33,160	544,487	A
Ralcorp Holdings Inc.	25,580	1,378,250	A

		1,922,737

Personal Products — 0.6%
American Oriental Bioengineering Inc.	132,360	510,910	A
Nu Skin Enterprises Inc.	4,800	50,352
Prestige Brands Holdings Inc.	53,700	278,166	A

		839,428

Energy — 6.7%

Energy Equipment and Services — 1.9%
Dawson Geophysical Co.	22,462	303,237	A
Lufkin Industries Inc.	17,834	675,552
Oil States International Inc.	33,200	445,544	A
Tetra Tech Inc.	60,500	1,232,990	A

		2,657,323

Oil, Gas and Consumable Fuels — 4.8%
Bill Barrett Corp.	26,350	586,024	A
Clayton Williams Energy Inc.	8,907	260,441	A
CVR Energy Inc.	87,599	485,298	A
EXCO Resources Inc.	31,498	314,980	A
General Maritime Corp.	18,230	127,610
International Coal Group Inc.	162,820	262,140	A
Rosetta Resources Inc.	88,860	439,857	A
Sunoco Logistics Partners LP	10,000	515,700
VAALCO Energy Inc.	123,509	653,363	A
Venoco Inc.	37,300	122,344	A
W&T Offshore Inc.	22,645	139,267
Western Refining Inc.	55,000	656,700
World Fuel Services Corp.	66,588	2,106,178

		6,669,902

Financials — 18.7%

Commercial Banks — 5.5%
Bank of Hawaii Corp.	15,970	526,690
Bank of the Ozarks Inc.	26,760	617,621
City Holding Co.	13,220	360,774
CVB Financial Corp.	37,320	247,432
First Commonwealth Financial Corp.	92,660	821,894
FirstMerit Corp.	67,010	1,219,582
NBT Bancorp Inc.	35,130	760,213
Oriental Financial Group Inc.	66,600	325,008
Southside Bancshares Inc.	3,500	66,150
Tompkins Financial Corp.	8,150	350,450
TriCo Bancshares	16,800	281,232
UMB Financial Corp.	34,210	1,453,583

	Shares	Value
Common Stocks and Equity Interests — Continued

Financials — Continued

Commercial Banks — Continued
Westamerica Bancorporation	14,800	$674,288

		7,704,917

Consumer Finance — 2.4%
Cash America International Inc.	50,140	785,192
Dollar Financial Corp.	101,470	965,995	A
EZCORP Inc.	133,100	1,539,967	A

		3,291,154

Diversified Financial Services — 0.4%
Interactive Brokers Group Inc.	38,606	622,715	A

Insurance — 4.8%
American Equity Investment Life Holding Co.	124,610	518,377
Aspen Insurance Holdings Ltd.	90,730	2,037,796
CNA Surety Corp.	36,100	665,684	A
Infinity Property and Casualty Corp.	7,920	268,726
IPC Holdings Ltd.	26,400	713,856
National Financial Partners Corp.	54,200	173,440
Platinum Underwriters Holdings Ltd.	70,560	2,001,081
SeaBright Insurance Holdings	23,708	247,986	A

		6,626,946

Real Estate Investment Trusts (REITs) — 4.5%
American Capital Agency Corp.	36,040	616,644
Anworth Mortgage Asset Corp.	147,500	904,175
Ashford Hospitality Trust	155,120	238,885
Associated Estates Realty Corp.	16,300	92,584
Getty Realty Corp.	29,790	546,647
Hatteras Financial Corp.	28,290	706,967
Highwoods Properties Inc.	56,250	1,204,875
Inland Real Estate Corp.	52,400	371,516
Senior Housing Properties Trust	57,070	800,122
Tanger Factory Outlet Centers Inc.	27,098	836,244

		6,318,659

Thrifts and Mortgage Finance — 1.1%
Danvers Bancorp Inc.	23,230	320,806
Dime Community Bancshares	42,800	401,464
OceanFirst Financial Corp.	4,500	45,990
Provident New York Bancorp	45,430	388,427
TrustCo Bank Corp. NY	36,020	216,840
United Financial Bancorp Inc.	9,700	126,973

		1,500,500

Health Care — 18.0%

Biotechnology — 6.3%
Alkermes Inc.	93,160	1,130,031	A
Cubist Pharmaceuticals Inc.	98,750	1,615,550	A
Enzon Pharmaceuticals Inc.	18,700	113,509	A
Ligand Pharmaceuticals Inc.	164,500	490,210	A
Martek Biosciences Corp.	76,700	1,399,775
Myriad Genetics Inc.	26,950	1,225,416	A

	Shares	Value
Common Stocks and Equity Interests — Continued

Health Care — Continued

Biotechnology — Continued
OSI Pharmaceuticals Inc.	38,329	$ 1,466,468	A
PDL BioPharma Inc.	151,100	1,069,788
ZymoGenetics Inc.	56,514	225,491	A

		8,736,238

Health Care Equipment and Supplies — 4.0%
ICU Medical Inc.	15,180	487,581	A
Invacare Corp.	89,270	1,430,998
Kensey Nash Corp.	28,640	609,173	A
Merit Medical Systems Inc.	28,800	351,648	A
Sirona Dental Systems Inc.	72,600	1,039,632	A
STERIS Corp.	72,100	1,678,488

		5,597,520

Health Care Providers and Services — 4.8%
Amedisys Inc.	35,178	967,043	A
AMERIGROUP Corp.	70,040	1,928,902	A
Catalyst Health Solutions Inc.	31,766	629,602	A
Centene Corp.	72,470	1,305,909	A
Emergency Medical Services Corp.	16,040	503,496	A
Healthspring Inc.	96,250	805,612	A
Kindred Healthcare Inc.	1,510	22,575	A
Molina Healthcare Inc.	29,580	562,612	A

		6,725,751

Life Sciences Tools and Services — 1.0%
Bio-Rad Laboratories Inc.	11,320	745,988	A
Dionex Corp.	13,640	644,490	A

		1,390,478

Pharmaceuticals — 1.9%
Medicis Pharmaceutical Corp.	1,940	23,998
Par Pharmaceutical Cos. Inc.	24,221	229,373	A
Questcor Pharmaceuticals Inc.	93,700	461,004	A
The Medicines Co.	52,383	567,831	A
Valeant Pharmaceuticals International	75,510	1,343,323	A

		2,625,529

Industrials — 14.1%

Aerospace and Defense — 0.2%
American Science and Engineering Inc.	5,600	312,480

Airlines — 1.7%
Alaska Air Group Inc.	40,290	707,895	A
Allegiant Travel Co.	18,550	843,283	A
Hawaiian Holdings Inc.	98,900	368,897	A
Republic Airways Holdings Inc.	68,600	444,528	A

		2,364,603

Building Products — 0.3%
Apogee Enterprises Inc.	27,290	299,644

	Shares	Value
Common Stocks and Equity Interests — Continued

Industrials — Continued

Building Products — Continued
Insteel Industries Inc.	19,700	$137,112

		436,756

Commercial Services and Supplies — 4.2%
Comfort Systems USA Inc.	162,430	1,684,399
Consolidated Graphics Inc.	9,400	119,568	A
Kimball International Inc.	24,360	159,802
Knoll Inc.	106,250	651,312
Metalico Inc.	88,153	149,860	A
Sykes Enterprises Inc.	87,908	1,461,910	A
TeleTech Holdings Inc.	78,620	856,172	A
United Stationers Inc.	27,600	775,008	A

		5,858,031

Construction and Engineering — 2.1%
EMCOR Group Inc.	53,360	916,191	A
MasTec Inc.	70,436	851,571	A
Michael Baker Corp.	18,800	488,800	A
Pike Electric Corp.	69,800	645,650	A

		2,902,212

Electrical Equipment — 0.7%
GrafTech International Ltd.	150,750	928,620	A

Industrial Conglomerates — 0.2%
Tredegar Corp.	20,600	336,398

Machinery — 2.3%
Blount International Inc.	41,140	190,067	A
Chart Industries Inc.	22,840	179,979	A
CIRCOR International Inc.	18,310	412,341
Columbus McKinnon Corp.	50,700	442,104	A
L.B. Foster Co.	53,000	1,315,990	A
Robbins and Myers Inc.	38,744	587,747
Xerium Technologies Inc.	79,200	53,064	A

		3,181,292

Marine — 0.2%
American Commercial Lines Inc.	67,410	213,690	A

Professional Services — 1.0%
Administaff Inc.	36,830	778,218
Watson Wyatt Worldwide Inc.	13,910	686,737

		1,464,955

Road and Rail — 0.3%
Marten Transport Ltd.	23,340	435,991	A

Trading Companies and Distributors — 0.9%
Beacon Roofing Supply Inc.	81,200	1,087,268	A
DXP Enterprises Inc.	14,760	152,471	A
United Rentals Inc.	2,200	9,262	A

		1,249,001

	Shares	Value

Common Stocks and Equity Interests — Continued

Information Technology — 15.0%

Communications Equipment — 4.3%
3Com Corp.	842,325	$2,602,784	A
Arris Group Inc.	185,330	1,365,882	A
Avocent Corp.	113,546	1,378,448	A
Emulex Corp.	80,650	405,670	A
Powerwave Technologies Inc.	396,565	235,560	A

		5,988,344

Computers and Peripherals — 0.5%
Synaptics Inc.	26,850	718,506	A

Electronic Equipment, Instruments & Components — 0.6%
Daktronics Inc.	19,210	125,825
Multi-Fineline Electronix Inc.	19,900	335,116	A
SYNNEX Corp.	16,670	327,899	A

		788,840

Internet Software and Services — 2.0%
Earthlink Inc.	114,720	753,710	A
j2 Global Communications Inc.	9,200	201,388	A
Liquidity Services Inc.	31,600	220,884	A
SonicWALL Inc.	42,930	191,468	A
United Online Inc.	195,344	871,234
VistaPrint Ltd.	21,550	592,410	A

		2,831,094

IT Services — 1.6%
Ciber Inc.	122,200	333,606	A
CSG Systems International Inc.	75,240	1,074,427	A
Ness Technologies Inc.	37,400	110,330	A
Sapient Corp.	136,319	609,346	A
TNS Inc.	8,600	70,348	A

		2,198,057

Semiconductors and Semiconductor Equipment — 1.1%
Actel Corp.	27,300	276,276	A
Cirrus Logic Inc.	24,800	93,248	A
Sigma Designs Inc.	36,770	457,419	A
Silicon Image Inc.	95,900	230,160	A
Ultratech Inc.	25,689	320,856	A
Volterra Semiconductor Corp.	21,600	182,304	A

		1,560,263

Software — 4.9%
JDA Software Group Inc.	43,250	499,537	A
Net 1 UEPS Technologies Inc.	37,300	567,333	A
Parametric Technology Corp.	26,800	267,464	A
Progress Software Corp.	41,782	725,336	A
Quest Software Inc.	67,500	855,900	A
SPSS Inc.	10,400	295,672	A
Sybase Inc.	67,600	2,047,604	A
TeleCommunication Systems Inc.	79,610	730,024	A

	Shares	Value

Common Stocks and Equity Interests — Continued

Information Technology — Continued

Software — Continued
Wind River Systems Inc.	124,060	$793,984	A

		6,782,854

Materials — 4.5%

Chemicals — 1.9%
Innophos Holdings Inc.	53,110	599,081
Koppers Holdings Inc.	54,708	794,360
Terra Industries Inc.	46,450	1,304,780

		2,698,221

Containers and Packaging — 1.5%
Greif Inc.	29,533	983,154
Rock-Tenn Co.	38,250	1,034,662

		2,017,816

Metals and Mining — 1.1%
Compass Minerals International Inc.	25,010	1,409,814
Stillwater Mining Co.	36,200	133,940	A

		1,543,754

Telecommunication Services — 2.3%

Diversified Telecommunication Services — 1.1%
Cincinnati Bell Inc.	467,430	1,075,089	A
Premiere Global Services Inc.	45,800	403,956	A

		1,479,045

Wireless Telecommunication Services — 1.2%
Syniverse Holdings Inc.	80,182	1,263,668	A
USA Mobility Inc.	49,600	456,816

		1,720,484

Utilities — 3.4%

Electric Utilities — 1.7%
Central Vermont Public Service Corp.	7,100	122,830
El Paso Electric Co.	99,950	1,408,295	A
UIL Holdings Corp.	36,315	810,551

		2,341,676

Gas Utilities — 0.2%
The Laclede Group Inc.	7,960	310,281

Multi-Utilities — 1.5%
Avista Corp.	70,150	966,667
NorthWestern Corp.	49,450	1,062,186

		2,028,853

Total Common Stocks and Equity Interests (Cost — $183,470,776)		138,528,033

Total Investments — 99.5% (Cost — $183,470,776)B	138,528,033
Other Assets Less Liabilities — 0.5%	747,229

Net Assets — 100.0%	$139,275,262

A	Non-income producing.
B	Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,093,592
Gross unrealized depreciation	(52,036,335)

Net unrealized depreciation	$(44,942,743)

Net Asset Value Per Share:

Class A	$5.13

Class C	$5.13

Financial Intermediary Class	$5.03

Institutional Class	$5.13

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

If a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Batterymarch U.S. Small Capitalization Equity Portfolio

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$138,528,033	$138,528,033	—	—

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of March 31, 2009, the Fund did not hold any derivative instruments.

Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Charles Street Trust, Inc.

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Charles Street Trust, Inc.

Date: May 28, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer, Legg Mason Charles Street Trust, Inc.

Date: May 28, 2009